Measures In Context of Covid 19	6 Months Ended
Jun. 30, 2022
Measures in Context of Covid 19 [Abstract]
Measures in Context of Covid 19 [text block]
Measures in context of COVID-19 pandemic
Legislative and non-legislative moratoria and public guarantee schemes in light of COVID-19 pandemic
In 2020, the European Banking Association (EBA) issued a “Statement on the application of the prudential framework regarding Default, Forbearance and IFRS 9 in light of COVID-19 measures”, along with guidance on legislative and non-legislative moratoria. For additional details on the Statement and guidelines issued by EBA, see Deutsche Bank’s “IFRS 9 – Application of EBA guidance regarding Default, Forbearance and legislative and non-legislative moratoria and public guarantee schemes in light of COVID-19 Pandemic” in Deutsche Bank’s Annual Report 2021.
The following table provides an overview of expired loans and advances subject to EBA-compliant moratoria, loans and advances subject to COVID-19 related forbearance measures and newly originated loans and advances subject to a public guarantee scheme in the context of the COVID-19 pandemic as of June 30, 2022 and December 31, 2021.
Breakdown of COVID-19 related measures by stages
	Jun 30, 2022
	Legislative and non-legislative Moratoria		COVID-19 related forbearance measures		Public guarantee schemes
in € m.	Gross Carrying Amount	Expected Credit Losses	Gross Carrying Amount	Expected Credit Losses	Gross Carrying Amount	Expected Credit Losses
Stage 1	4,779	(7)	2,674	(5)	2,919	(3)
Stage 2	1,233	(25)	2,091	(23)	963	(9)
Stage 3	669	(167)	698	(69)	129	(24)
Total	6,681	(199)	5,463	(98)	4,011	(36)

	Dec 31, 2021
	Legislative and non-legislative Moratoria		COVID-19 related forbearance measures		Public guarantee schemes
in € m.	Gross Carrying Amount	Expected Credit Losses	Gross Carrying Amount	Expected Credit Losses	Gross Carrying Amount	Expected Credit Losses
Stage 1	5,381	(10)	3,330	(6)	3,079	(2)
Stage 2	1,288	(30)	2,602	(31)	770	(9)
Stage 3	698	(162)	965	(122)	103	(14)
Total	7,368	(202)	6,897	(158)	3,952	(25)

COVID-19 related forbearance measures: As of June 30, 2022, the remaining balance of COVID-19 related forbearance measures was € 5.5 billion and over  87 % of clients continue to perform on their obligations. Although most clients continue to make regular payments, all forborne loans and advances are required to be classified as forborne until a 24-months’ probation period has been reached.
EBA-compliant moratoria: As of June 30, 2022, more than  95 % of these clients who took advantage of moratoria continue to make regular payments.
Newly originated loans and advances subject to a public guarantee scheme: The Group has € 4.3 billion of loans outstanding under the public guarantee scheme as of June 30, 2022, with a maturity mainly between two and five years, of which; € 0.30 billion were derecognized as the terms of the loan and guarantee met the criteria for derecognition under IFRS 9. Approximately € 1.6 billion of loans were granted in Germany via programs sponsored by KfW, and € 1.9 billion were originated in Spain and € 0.5 billion in Luxembourg. € 2.1 billion were granted in Corporate Bank and € 1.8 billion in Private Bank sector. As of June 30, 2022,  97 % of the loans that were granted public guarantees continue to make regular repayments.